Average Annual Total Returns - Global Managed Volatility Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes 10 Years (or Life of Class)		MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)	Global Managed Volatility Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Global Managed Volatility Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Global Managed Volatility Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)
Total	6.44%	8.90%	5.70%	5.38%	7.81%	4.48%	4.50%	6.68%	4.20%	6.25%	8.70%	5.89%	[1]	16.25%	12.26%	9.13%	12.10%	[2]	9.06%	[2]	6.72%	[2]

[1]	The inception date of the Fund Shares is July 12, 2013.
[2]	The Global Managed Volatility Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation and consists of the MSCI All-Country World Index (70%) and the Bloomberg Barclays 1-3 Month US Treasury Bill (30%).